FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

(5)     FAIR VALUE MEASUREMENT

The following tables present the placement in the fair value hierarchy of available-for-sale investment that are measured at fair value on a recurring basis at December 31, 2017 and December 31, 2018

Fair value disclosure or measurement at
December 31, 2017 and 2018 using
	December 31, 2017 and 2018	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Available-for-sale investment:
Convertible promissory note	—	—	—	—

The following table presents a roll-forward of the fair value of Level 3 available-for-sale investment for the year ended March 31, 2017, nine months ended December 31, 2017 and the year ended December 31, 2018, respectively:

Available-for-sale investment
RMB
Beginning balance as of April 1, 2016	1,938,360
Purchase	7,957,440
Total gain or losses:
Included in net loss	568,320
Included in other comprehensive income	(553,870)
Foreign currency translation adjustment	466,297
Ending balance as of March 31, 2017	10,376,547
Total gain or losses:
Included in net income	(10,458,538)
Reclassification adjustment for loss on available-for-sale investment included in net income, net of nil income tax	553,870
Foreign currency translation adjustment	(471,879)
Ending balance as of December 31, 2017 and December 31, 2018	—

The following tables present the placement in the fair value hierarchy of assets that are measured at fair value on a non-recurring basis at December 31, 2018:

		Fair value disclosure or measurement at
		December 31, 2018 using
	December 31,2018	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Other equity investments
ApplySquare Education & Technology Co., Ltd.	22,471,700	—	—	22,471,700
Beijing GlobalWisdom Information Technology Co., Ltd.	5,919,198	—	—	5,919,198

The other equity investments without readily determinable fair value are recorded at fair value only if an impairment or observable price adjustment is recognized in the current period. If an impairment or observable price adjustment is recognized on the equity securities during the period, the Company will classify these assets as Level 3 within the fair value hierarchy based on the nature of the fair value inputs.

ApplySquare entered into a new financing agreement with a group of new investors in 2018, which provided the observable price for ATA’s investment and the fair value adjustments are determined primarily based on the market approach as of the transaction date. As a result, the Group recognized a gain of RMB 2,750,000 from the change in fair value for the year ended December 31, 2018.

To estimate the fair value of investment in GlobalWisdom, the Group used Discounted Cash Flow Model (“DCF Model”), which is based on the fair value of the entire invested capital of GlobalWisdom using an income approach. The significant inputs for the valuation model include, but not limited to, future cash flows, discount rate, and the comparable selection set of companies operating in similar businesses. As a result, the Group recorded impairment loss of RMB 6,380,802 for the year ended December 31, 2018.

The Group did not have any non-financial assets and liabilities that are measured at fair value on a non-recurring basis as of December 31, 2017 and December 31, 2018, respectively.

The Group’s financial instruments consist of cash and cash equivalents, accounts receivable, advances to third parties, employees and suppliers, which are included in the prepaid expenses and other current assets, loan receivable and accrued expenses and other payables, all of which have a carrying amount that approximate fair value because of the short maturity of these instruments.